Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other Income
	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
Interest income	—	4	28,494	20,856
Government grants	16,188	4,296	7,133	5,222
Other miscellaneous income	34,290	20,534	159	116
Total other income	50,478	24,834	35,786	26,194